Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Share premium	Proceeds on account of convertible options	Controlling shareholders		Transactions with non-controlling interests		Transactions Share-based payment		Hedge Reserve		Translation reserve from foreign operation		Translation reserve from currency Presentation		Accumulated profit (loss)	Total attributable to the owners of the company	Non-controlling interests	Total
Balance at Dec. 31, 2021	$ 2,549	$ 556,161	$ 10,405	$ 5,378	[1]	$ (19,432)	[1]	$ 20,100	[1]	$ (14,548)	[1]	$ (54,960)	[1]	$ 58,948	[1]	$ (31,963)	$ 532,638	$ 224,743	$ 757,381
Profit (loss) for the year	0	0	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	24,749	24,749	13,364	38,113	[2]
Other comprehensive income (loss):
Fair value changes of financial instruments used for cash flow hedging , net of tax	0	0	0	0	[1]	0	[1]	0	[1]	35,382	[1]	0	[1]	0	[1]	0	35,382	24,510	59,892
Exchange differences due to translation of foreign operations	0	0	0	0	[1]	0	[1]	0	[1]	0	[1]	69,735	[1]	0	[1]	0	69,735	8,442	78,177
Other comprehensive income item that will not be transfer to profit or loss:
Presentation currency translation adjustment	0	0	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	(84,007)	[1]	0	(84,007)	(28,151)	(112,158)	[2]
Total other comprehensive loss for the year	0	0	0	0	[1]	0	[1]	0	[1]	35,382	[1]	69,735	[1]	(84,007)	[1]	0	21,110	4,801	25,911	[2]
Total comprehensive income (loss) for the year	0	0	0	0	[1]	0	[1]	0	[1]	35,382	[1]	69,735	[1]	(84,007)	[1]	24,749	45,859	18,165	64,024	[2]
Share-based payment	0	0	0	0	[1]	0	[1]	13,909	[1]	0	[1]	0	[1]	0	[1]	0	13,909	0	13,909
Issuance of shares, net	270	206,355	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	206,625	0	206,625
Issuance of convertible debentures	0	0	5,091	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	5,091	0	5,091
Exercise of share options	8	0	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	8	0	8
Increase in ownership rate interest within control	0	0	0	0	[1]	28	[1]	0	[1]	(64)	[1]	0	[1]	0	[1]	0	(36)	5,247	5,211
Dividends and distributions by subsidiaries to non-controlling interests	0	0	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	0	(3,392)	(3,392)
Investment in consolidated entity	0	0	0	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	[1]	0	0	1,177	1,177
Increase (decrease) in equity	278	206,355	5,091	0	[1]	28	[1]	13,909	[1]	(64)	[1]	0	[1]	0	[1]	0	225,597	3,032	228,629
Balance at Dec. 31, 2022	2,827	762,516	15,496	5,378	[1],[3]	(19,404)	[1],[3]	34,009	[1],[3]	20,770	[1],[3]	14,775	[1],[3]	(25,059)	[1],[3]	(7,214)	804,094	245,940	1,050,034
Profit (loss) for the year	0	0	0	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	70,924	70,924	27,117	98,041	[2]
Other comprehensive income (loss):
Fair value changes of financial instruments used for cash flow hedging , net of tax	0	0	0	0	[3]	0	[3]	0	[3]	12,586	[3]	0	[3]	0	[3]	0	12,586	3,343	15,929
Exchange differences due to translation of foreign operations	0	0	0	0	[3]	0	[3]	0	[3]	0	[3]	42,364	[3]	0	[3]	0	42,364	11,299	53,663
Other comprehensive income item that will not be transfer to profit or loss:
Presentation currency translation adjustment	0	0	0	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	(33,691)	[3]	0	(33,691)	(7,987)	(41,678)	[2]
Total other comprehensive loss for the year	0	0	0	0	[3]	0	[3]	0	[3]	12,586	[3]	42,364	[3]	(33,691)	[3]	0	21,259	6,655	27,914	[2]
Total comprehensive income (loss) for the year	0	0	0	0	[3]	0	[3]	0	[3]	12,586	[3]	42,364	[3]	(33,691)	[3]	70,924	92,183	33,772	125,955	[2]
Share-based payment	0	0	0	0	[3]	0	[3]	8,841	[3]	0	[3]	0	[3]	0	[3]	0	8,841	0	8,841
Issuance of shares, net	456	265,994	0	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	266,450	0	266,450
Exercise of options shares	10	22	2	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	30	0	30
Increase in ownership rate interest within control	0	0	0	0	[3]	(2,839)	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	(2,839)	(4,557)	(7,396)
Sale of consolidated subsidiaries	0	0	0	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	0	191	191
Dividends and distributions by subsidiaries to non-controlling interests	0	0	0	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	0	(13,596)	(13,596)
Investment in consolidated entity	0	0	0	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	[3]	0	0	5,448	5,448
Increase (decrease) in equity	466	266,016	(2)	0	[3]	(2,839)	[3]	8,841	[3]	0	[3]	0	[3]	0	[3]	0	272,482	(12,514)	259,968
Balance at Dec. 31, 2023	3,293	1,028,532	15,494	5,378	[3],[4]	(22,243)	[3],[4]	42,850	[3],[4]	33,356	[3],[4]	57,139	[3],[4]	(58,750)	[3],[4]	63,710	1,168,759	267,198	1,435,957
Profit (loss) for the year	0	0	0	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	44,209	44,209	22,296	66,505
Other comprehensive income (loss):
Fair value changes of financial instruments used for cash flow hedging , net of tax	0	0	0	0	[4]	0	[4]	0	[4]	(7,727)	[4]	0	[4]	0	[4]	0	(7,727)	(5,957)	(13,684)
Exchange differences due to translation of foreign operations	0	0	0	0	[4]	0	[4]	0	[4]	0	[4]	(30,757)	[4]	0	[4]	0	(30,757)	(9,541)	(40,298)
Other comprehensive income item that will not be transfer to profit or loss:
Presentation currency translation adjustment	0	0	0	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	(6,202)	[4]	0	(6,202)	(1,428)	(7,630)
Total other comprehensive loss for the year	0	0	0	0	[4]	0	[4]	0	[4]	(7,727)	[4]	(30,757)	[4]	(6,202)	[4]	0	(44,686)	(16,926)	(61,612)
Total comprehensive income (loss) for the year	0	0	0	0	[4]	0	[4]	0	[4]	(7,727)	[4]	(30,757)	[4]	(6,202)	[4]	44,209	(477)	5,370	4,893
Share-based payment	0	0	0	0	[4]	0	[4]	13,840	[4]	0	[4]	0	[4]	0	[4]	0	13,840	0	13,840
Exercise of options shares	15	0	0	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	15	0	15
Increase in ownership rate interest within control	0	0	0	0	[4]	(1,611)	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	(1,611)	355	(1,256)
Exercise of loans into equity	0	0	0	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	0	12,373	12,373
Sale of consolidated subsidiaries	0	0	0	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	0	469	469
Dividends and distributions by subsidiaries to non-controlling interests	0	0	0	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	0	(25,536)	(25,536)
Investment in consolidated entity	0	0	0	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	[4]	0	0	179	179
Increase (decrease) in equity	15	0	0	0	[4]	(1,611)	[4]	13,840	[4]	0	[4]	0	[4]	0	[4]	0	12,244	(12,160)	84
Balance at Dec. 31, 2024	$ 3,308	$ 1,028,532	$ 15,494	$ 5,378	[4]	$ (23,854)	[4]	$ 56,690	[4]	$ 25,629	[4]	$ 26,382	[4]	$ (64,952)	[4]	$ 107,919	$ 1,180,526	$ 260,408	$ 1,440,934

[1]	The Capital reserves as of December 31, 2022 total to USD (4,154) thousands
[2]	The Consolidated Statements of Income have been adjusted to present comparable information for the previous years. For additional details please see Note 2R.
[3]	The Capital reserves as of December 31, 2023 total to USD 30,469 thousands
[4]	The Capital reserves as of December 31, 2024 total to USD 25,273 thousands